Restructuring expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 175	SFr 319
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	90	131
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	25	52
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	85	188
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	58	127
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	27	61
Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	27	55
Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	28	54
Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	20	26
Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	56	98
Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	31	61
Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	13	24
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	0	1
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 145	257
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		77
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		180
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		119
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		61
Bank | Operating Segments | Swiss Universal Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		55
Bank | Operating Segments | International Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		54
Bank | Operating Segments | Asia Pacific
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		26
Bank | Operating Segments | Global Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		98
Bank | Operating Segments | Investment Banking & Capital Markets
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		61
Bank | Operating Segments | Strategic Resolution Unit
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		24
Bank | Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		1
Bank | Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses		SFr (62)